Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Impairment of goodwill	$ 11,941
Goodwill reclassification to held-for-sale assets	(12,273)
Easemob
Goodwill [Line Items]
Impairment of goodwill	8,852
Goodwill reclassification to held-for-sale assets	(12,273)
Agora
Goodwill [Line Items]
Impairment of goodwill	$ 3,089